UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, DC 20549
                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:		Cutler Investment Counsel, LLC
Address:	3555 Lear Way
		Medford, OR  97504-9759

13F File number:

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting manager:

Name:	Carol S. Fischer
Title:	Chief Operating Officer
Phone:	541-770-9000
Signature, Place, and Date of Signing

     /s/ Carol S. Fischer     Medford, OR     July 26, 2007

Report Type (Check only one.):
[X]	13F Holdings Report.

[ ]	13F Notice.

[ ]	13F Combination Report.

List of other Managers Reporting for this Manager:  NONE

I am signing this report as required by the Securities Exchange Act of 1934.

                             FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   84

FORM 13F INFORMATION TABLE VALUE TOTAL:   $131,460,000



LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER      NAME

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGILENT TECHNOLOGIES COM       COM              00846U101      339     8830 SH       SOLE                      880              7950
ALCOA INC                      COM              013817101     3631    89580 SH       SOLE                    89580
ALLEGHENY TECHNOLOGIES COM     COM              01741R102      382     3640 SH       SOLE                      330              3310
AMER INT'L GROUP               COM              026874107      572     8165 SH       SOLE                      965              7200
AON CORP COM                   COM              037389103      421     9870 SH       SOLE                      900              8970
ARCHER-DANIELS-MIDLAND         COM              039483102     3131    94635 SH       SOLE                    94635
AT&T INC                       COM              00206R102     4504   108520 SH       SOLE                    93310             15210
BRISTOL MYERS SQUIBB CO        COM              110122108      243     7700 SH       SOLE                     7700
CATERPILLAR INC                COM              149123101     4182    53405 SH       SOLE                    53405
CHEVRON CORP                   COM              166764100     3872    45965 SH       SOLE                    45965
CISCO SYS INC COM              COM              17275R102      594    21340 SH       SOLE                     1860             19480
CITIGROUP INC                  COM              172967101     3136    61133 SH       SOLE                    61133
CNA FINL CORP COM              COM              126117100      317     6650 SH       SOLE                      650              6000
COCA-COLA                      COM              191216100      513     9800 SH       SOLE                      890              8910
COMCAST 'A'                    COM              20030N101      448    15920 SH       SOLE                     1520             14400
CONOCOPHILLIPS                 COM              20825C104     3879    49419 SH       SOLE                    49419
DISNEY (WALT)                  COM              254687106      539    15790 SH       SOLE                     1390             14400
DONNELLEY R R & SONS COM       COM              257867101      524    12040 SH       SOLE                     1080             10960
DOW CHEMICAL                   COM              260543103     2987    67545 SH       SOLE                    67545
DU PONT E I DE NEMOURS COM     COM              263534109      445     8750 SH       SOLE                      780              7970
EMERSON ELECTRIC               COM              291011104     3068    65560 SH       SOLE                    65560
EXELON CORP                    COM              30161N101     3741    51535 SH       SOLE                    51535
EXXON MOBIL CORP               COM              30231G102     5726    68264 SH       SOLE                    68264
FORD MOTOR COMPANY             COM              345370860      152    16150 SH       SOLE                    16150
GENERAL ELECTRIC               COM              369604103     2601    67940 SH       SOLE                    67940
HARLEY DAVIDSON INC COM        COM              412822108      332     5575 SH       SOLE                      595              4980
HOME DEPOT, INC.               COM              437076102     3161    80325 SH       SOLE                    80325
HONEYWELL INTL INC COM         COM              438516106      595    10580 SH       SOLE                     1050              9530
INTEL CORP                     COM              458140100     2586   108930 SH       SOLE                   108930
INTERNATIONAL BUS MACH COM     COM              459200101     3458    32855 SH       SOLE                    32855
INTL PAPER CO COM              COM              460146103      465    11905 SH       SOLE                     1080             10825
JOHNSON & JOHNSON              COM              478160104     2737    44417 SH       SOLE                    44417
JPMORGAN CHASE & CO            COM              46625H100     3414    70460 SH       SOLE                    70460
KIMBERLY CLARK                 COM              494368103     2943    44000 SH       SOLE                    44000
KLA-TENCOR                     COM              482480100      338     6160 SH       SOLE                      560              5600
KOHLS CORP COM                 COM              500255104      584     8220 SH       SOLE                      730              7490
KROGER CO COM                  COM              501044101      418    14870 SH       SOLE                     1430             13440
LINCOLN NATIONAL               COM              534187109     4449    62705 SH       SOLE                    62705
MCDONALD'S CORP                COM              580135101     3931    77435 SH       SOLE                    77435
MCGRAW-HILL                    COM              580645109     4528    66510 SH       SOLE                    66510
MONSANTO CO NEW COM            COM              61166W101      388     5750 SH       SOLE                      520              5230
MORGAN STANLEY COM NEW         COM              617446448      628     7490 SH       SOLE                      670              6820
NATIONAL FUEL GAS              COM              636180101     3704    85515 SH       SOLE                    85515
NEWS CORP CL B                 COM              65248E203      525    22880 SH       SOLE                     2060             20820
NORFOLK SOUTHERN CORP COM      COM              655844108      248     4725 SH       SOLE                     4725
ORACLE                         COM              68389X105      530    26895 SH       SOLE                     2445             24450
PAYCHEX INC COM                COM              704326107      491    12540 SH       SOLE                     1100             11440
PEPSICO INC                    COM              713448108     3193    49240 SH       SOLE                    49240
PFIZER INC                     COM              717081103     3315   129637 SH       SOLE                   129637
PITNEY BOWES                   COM              724479100     2581    55120 SH       SOLE                    55120
PNC FINL SVCS GROUP COM        COM              693475105      523     7310 SH       SOLE                     7310
PRECISION CASTPARTS CP COM     COM              740189105      621     5115 SH       SOLE                      435              4680
PROCTER & GAMBLE               COM              742718109     2916    47660 SH       SOLE                    47660
PUBLIC SVC ENTERPRISE COM      COM              744573106      491     5590 SH       SOLE                     5590
SAFEWAY INC COM NEW            COM              786514208      488    14330 SH       SOLE                     1290             13040
SANMINA SCI CORP COM           COM              800907107      106    33960 SH       SOLE                    33960
SCHERING PLOUGH CORP COM       COM              806605101      540    17740 SH       SOLE                     1780             15960
SCHLUMBERGER LTD COM           COM              806857108      635     7470 SH       SOLE                      670              6800
SHAW COMMUNICATIONS CL B CONV  COM              82028K200      632    15030 SH       SOLE                     1330             13700
SMITH INTL INC COM             COM              832110100      370     6310 SH       SOLE                      560              5750
SOLECTRON CORP COM             COM              834182107      142    38545 SH       SOLE                    38545
SPANSION INC COM CL A          COM              84649R101      137    12360 SH       SOLE                    12360
STRYKER CORP COM               COM              863667101      587     9300 SH       SOLE                      820              8480
SYNOVUS FINL CORP COM          COM              87161C105      491    15990 SH       SOLE                     1420             14570
SYSCO CORP                     COM              871829107     2927    88710 SH       SOLE                    88710
TENET HEALTHCARE CORP COM      COM              88033G100      137    20990 SH       SOLE                    20990
UNISYS CORP                    COM              909214108      143    15600 SH       SOLE                    15600
UNITED TECHNOLOGIES            COM              913017109     3551    50070 SH       SOLE                    50070
US BANCORP                     COM              902973304     3066    93047 SH       SOLE                    93047
VERIZON COMMUNICATIONS INC     COM              92343V104      288     6986 SH       SOLE                     6986
WALGREEN CO COM                COM              931422109      487    11185 SH       SOLE                     1015             10170
WASHINGTON MUTUAL              COM              939322103     2932    68760 SH       SOLE                    68760
WELLS FARGO                    COM              949746101     3320    94395 SH       SOLE                    94395
WEYERHAEUSER CORP              COM              962166104     3315    42000 SH       SOLE                    42000
WYETH COM                      COM              983024100      767    13370 SH       SOLE                    13370
ABITIBI-CONSOLIDATED COM       ADR              003924107      140    47555 SH       SOLE                    47555
ALCATEL-LUCENT SPONSORED ADR   ADR              013904305      163    11675 SH       SOLE                    11675
ALCON INC COM SHS              ADR              H01301102      443     3285 SH       SOLE                      295              2990
CELESTICA INC SUB VTG SHS      ADR              15101q108      121    19285 SH       SOLE                    19285
DEUTSCHE TELEKOM               ADR              251566105      246    13370 SH       SOLE                    13370
FRANCE TELECOM                 ADR              35177Q105      223     8110 SH       SOLE                     8110
GLAXOSMITHKLINE PLC            ADR              37733W105      694    13260 SH       SOLE                     5200              8060
QUEBECOR WORLD INC COM NON-VTG ADR              748203106      126    10355 SH       SOLE                    10355
BAC CAP TRUST II               PFD              055188205      207     8225 SH       SOLE                     8225